Income Taxes - Schedule of Loss Reconciliation to Estimated Taxable Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Book loss	$ (297,519)	$ (4,515)
Tax adjustments: None
Estimate of taxable income	$ (297,519)	$ (4,515)